Other Income	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
OTHER INCOME

19 — OTHER INCOME

For the years ended December 31, 2023, 2022 and 2021 other income comprise the following:

	January 1 – Dec 31, 2023	January 1 – Dec 31, 2022	January 1 – Dec 31, 2021
Loss claim income	197,712	13,754	—
Incentive income	136,711	50,115	39,817
Traffic penalty claim income	92,387	—	—
Price increase reflection	48,941	—	—
Accrual reverse income	42,585	26,828	—
Promotion income from bank	33,886	—	—
Other	105,704	96,366	94,082
Total	657,926	187,063	133,899